Commitments and Contingencies (Details) (USD $)	Dec. 31, 2014
Operating Leased Assets [Line Items]
2015	$ 71,000
2016	44,000
2017	44,000
2018	43,000
2019	5,000
Total minimum lease payments	$ 207,000